iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  2 .7%
Ambev SA ............................. 286,976 $ 747,298
B3 SA - Brasil Bolsa Balcao .................. 1,603,607 4,527,358
Banco do Brasil SA ....................... 435,164 1,836,741
BB Seguridade Participacoes SA .............. 206,144 1,316,532
CPFL Energia SA ......................... 217,715 1,985,104
CSN Mineracao SA ....................... 1,501,006 1,524,107
Embraer SA ............................ 205,835 3,224,890
Petroleo Brasileiro SA - Petrobras .............. 613,773 3,845,100
Raia Drogasil SA ......................... 66,658 297,834
Suzano SA ............................. 208,521 1,865,335
TIM SA ............................... 714,202 3,355,693
Vale SA ............................... 567,068 7,150,697
Vibra Energia SA ......................... 217,277 1,014,775
WEG SA .............................. 181,568 1,493,607
34,185,071
a
Chile  —  0 .7%
Banco de Chile .......................... 5,865,984 1,110,718
Cencosud SA ........................... 717,754 2,254,146
Colbun SA ............................. 9,841,144 1,517,660
Empresas CMPC SA ...................... 492,663 690,019
Enel Chile SA ........................... 39,757,230 3,084,014
Falabella SA ............................ 28,113 182,402
Latam Airlines Group SA .................... 6,531,072 157,757
Quinenco SA ............................ 71,116 350,531
9,347,247
a
China  —  28 .2%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 322,500 942,815
3SBio, Inc.
(a) (b)
........................... 597,000 2,406,207
Agricultural Bank of China Ltd. , Class A .......... 2,108,000 2,397,471
Agricultural Bank of China Ltd. , Class H .......... 3,472,000 2,604,531
AIMA Technology Group Co. Ltd. , Class A ........ 123,100 537,791
Akeso, Inc.
(a) (b)
........................... 118,000 1,875,390
Alibaba Group Holding Ltd. .................. 2,183,248 42,954,950
Aluminum Corp. of China Ltd. , Class H .......... 1,468,000 1,985,532
Anker Innovations Technology Co. Ltd. , Class A .... 51,700 812,325
Atour Lifestyle Holdings Ltd. , ADR ............. 80,005 3,069,792
Autohome, Inc. , ADR ...................... 3,600 85,536
Bank of Beijing Co. Ltd. , Class A .............. 1,437,600 1,155,083
Bank of China Ltd. , Class A .................. 492,200 422,810
Bank of China Ltd. , Class H .................. 13,283,000 8,003,205
Bank of Communications Co. Ltd. , Class A ........ 638,800 686,293
Bank of Communications Co. Ltd. , Class H ....... 1,842,000 1,692,349
Bank of Qingdao Co. Ltd. , Class A ............. 525,300 359,649
Bank of Shanghai Co. Ltd. , Class A ............. 1,064,100 1,487,189
Beijing Aosaikang Pharmaceutical Co. Ltd. , Class A .. 119,400 298,890
Beijing Compass Technology Development Co. Ltd. ,
Class A
(b)
............................. 88,835 1,549,225
Beijing Kingsoft Office Software, Inc. , Class A ...... 15,536 687,035
Beijing Teamsun Technology Co. Ltd. , Class A ..... 90,300 246,861
Beijing Ultrapower Software Co. Ltd. , Class A ...... 283,200 457,780
Bohai Leasing Co. Ltd. , Class A
(b)
.............. 244,400 123,506
Bosideng International Holdings Ltd. ............ 4,270,000 2,725,578
BYD Co. Ltd. , Class A ...................... 289,800 3,924,355
BYD Co. Ltd. , Class H ..................... 158,400 1,990,747
Chengdu Kanghong Pharmaceutical Group Co. Ltd. ,
Class A .............................. 98,200 438,592
China CITIC Bank Corp. Ltd. , Class H ........... 293,000 270,256
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 13,327,000 1,767,493
China Construction Bank Corp. , Class H ......... 14,173,000 14,931,299
Security Shares Value
a
China (continued)
China Hongqiao Group Ltd. .................. 384,000 $ 1,530,600
China Merchants Bank Co. Ltd. , Class H ......... 458,500 3,091,536
China Merchants Securities Co. Ltd. , Class A ...... 67,700 156,425
China Merchants Securities Co. Ltd. , Class H
(a)
..... 858,600 1,623,108
China Nonferrous Mining Corp. Ltd.
(c)
........... 876,000 1,689,005
China Pacific Insurance Group Co. Ltd. , Class H .... 187,000 744,564
China Petroleum & Chemical Corp. , Class H ...... 5,610,000 3,183,459
China Resources Beverage Holdings Co. Ltd.
(c)
.... 944,200 1,263,362
China Resources Pharmaceutical Group Ltd.
(a) (c)
.... 1,656,500 1,020,421
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 116,119 462,023
China Shenhua Energy Co. Ltd. , Class H ......... 293,000 1,501,614
China Taiping Insurance Holdings Co. Ltd. ........ 334,400 749,219
China Tower Corp. Ltd. , Class H
(a)
.............. 803,500 1,272,044
China World Trade Center Co. Ltd. , Class A ....... 74,300 210,999
China-Singapore Suzhou Industrial Park Development
Group Co. Ltd. , Class A ................... 121,800 157,514
Chongqing Qianli Technology Co. Ltd. , Class A
(b)
.... 460,100 701,145
Chongqing Rural Commercial Bank Co. Ltd. , Class H 4,897,000 3,949,980
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 207,200 364,729
CITIC Securities Co. Ltd. , Class H ............. 284,500 980,329
CMOC Group Ltd. , Class H .................. 1,263,000 2,636,188
CNPC Capital Co. Ltd. , Class A ............... 165,200 214,672
COFCO Capital Holdings Co. Ltd. , Class A ........ 72,500 119,185
COFCO Sugar Holding Co. Ltd. , Class A ......... 323,000 784,055
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 873,500 1,487,082
CSC Financial Co. Ltd. , Class H
(a)
.............. 1,287,500 1,983,784
Dizal Jiangsu Pharmaceutical Co. Ltd. , Class A
(b)
... 13,419 122,722
Dong-E-E-Jiao Co. Ltd. , Class A ............... 97,600 653,369
East Money Information Co. Ltd. , Class A ......... 124,900 415,042
Eastroc Beverage Group Co. Ltd. , Class A ........ 13,300 496,739
Focus Media Information Technology Co. Ltd. , Class A 408,000 424,956
Fujian Wanchen Biotechnology Group Co. Ltd. , Class A 26,600 671,918
G-bits Network Technology Xiamen Co. Ltd. , Class A . 10,000 609,188
GD Power Development Co. Ltd. , Class A ........ 1,436,800 1,145,151
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 286,800 1,337,418
Goneo Group Co. Ltd. , Class A ............... 133,671 811,244
Great Wall Motor Co. Ltd. , Class H ............. 379,000 732,098
Greentown China Holdings Ltd.
(c)
.............. 262,500 300,110
Guangdong Dongfang Precision Science & Technology
Co. Ltd. , Class A ....................... 172,400 452,106
Guangdong Provincial Expressway Development Co.
Ltd. , Class B .......................... 503,235 557,987
Guosen Securities Co. Ltd. , Class A ............ 698,800 1,283,838
Guosheng Securities, Inc. , Class A
(b)
............ 228,800 586,385
H World Group Ltd. ....................... 415,400 1,928,794
Haidilao International Holding Ltd.
(a)
............ 317,000 562,193
Hainan Haide Capital Management Co. Ltd. , Class A
(b)
238,775 261,803
Hangzhou Binjiang Real Estate Group Co. Ltd. , Class A 142,500 203,679
Hansoh Pharmaceutical Group Co. Ltd.
(a)
......... 22,000 114,061
Hengdian Group DMEGC Magnetics Co. Ltd. , Class A 246,600 682,486
Hisense Home Appliances Group Co. Ltd. , Class A .. 120,800 454,131
Hisense Home Appliances Group Co. Ltd. , Class H .. 404,000 1,323,358
Horizon Robotics
(b)
........................ 903,600 920,244
Huatai Securities Co. Ltd. , Class H
(a)
............ 1,421,400 3,351,570
Hubei Jumpcan Pharmaceutical Co. Ltd. , Class A ... 141,900 527,521
Hytera Communications Corp. Ltd. , Class A
(b)
...... 70,800 119,020
Industrial & Commercial Bank of China Ltd. , Class A . 365,100 418,986
Industrial & Commercial Bank of China Ltd. , Class H . 12,708,000 10,535,183
Industrial Bank Co. Ltd. , Class A ............... 344,500 1,029,831
Inner Mongolia ERDOS Resources Co. Ltd. , Class B . 964,300 964,300
InnoScience Suzhou Technology Holding Co. Ltd. ,
Class H
(b) (c)
........................... 38,500 342,089

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 16,200 $ 109,704
Jack Technology Co. Ltd. , Class A ............. 67,800 377,399
Jafron Biomedical Co. Ltd. , Class A ............. 47,600 137,113
JD Health International, Inc.
(a) (b)
............... 24,700 195,408
JD.com, Inc. , Class A ...................... 210,350 3,146,631
JF SmartInvest Holdings Ltd. ................. 140,000 989,775
Jiangsu Phoenix Publishing & Media Corp. Ltd. , Class
A .................................. 338,800 479,438
Jiangxi Copper Co. Ltd. , Class H .............. 183,000 724,520
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 431,300 852,401
Jinneng Holding Shanxi Coal Industry Co. Ltd. , Class A 79,100 159,222
Kingboard Holdings Ltd. .................... 155,000 519,256
Kingnet Network Co. Ltd. , Class A ............. 315,600 1,001,028
Kingsoft Corp. Ltd. ........................ 204,000 753,983
Kuaishou Technology , Class W
(a)
.............. 557,900 4,897,482
Kunlun Energy Co. Ltd. ..................... 1,058,000 1,010,546
Kweichow Moutai Co. Ltd. , Class A ............. 7,000 1,439,224
Lakala Payment Co. Ltd. , Class A .............. 112,500 354,012
Lao Feng Xiang Co. Ltd. , Class B .............. 168,620 586,854
Laopu Gold Co. Ltd. , Class H ................. 12,400 1,076,509
Li Auto, Inc. , Class A
(b)
..................... 249,100 2,299,804
Livzon Pharmaceutical Group, Inc. , Class A ....... 22,200 111,851
Loncin Motor Co. Ltd. , Class A ................ 292,100 595,682
Meihua Holdings Group Co. Ltd. , Class A ......... 414,500 594,901
Meitu, Inc.
(a) (b)
........................... 1,762,000 1,956,807
Meituan , Class B
(a) (b)
....................... 741,420 9,611,292
Midea Group Co. Ltd. , Class A ................ 203,000 2,297,207
NetEase Cloud Music, Inc.
(a) (b)
................ 89,400 2,225,164
NetEase, Inc. ........................... 292,400 8,088,656
New China Life Insurance Co. Ltd. , Class H ....... 162,300 970,499
New Oriental Education & Technology Group, Inc. ... 130,700 672,252
Neway Valve Suzhou Co. Ltd. , Class A .......... 108,900 760,843
Newland Digital Technology Co. Ltd. , Class A ...... 150,200 551,482
Nongfu Spring Co. Ltd. , Class H
(a)
.............. 548,200 3,451,120
Northeast Securities Co. Ltd. , Class A ........... 349,300 455,967
Opple Lighting Co. Ltd. , Class A ............... 75,100 187,436
Orient Securities Co. Ltd. , Class H
(a) (c)
........... 1,202,000 1,058,316
Pacific Securities Co. Ltd. (The) , Class A
(b)
........ 300,100 175,875
PDD Holdings, Inc. , ADR
(b)
.................. 118,856 13,796,804
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 3,001,000 2,725,385
PetroChina Co. Ltd. , Class A ................. 3,179,800 4,388,476
PetroChina Co. Ltd. , Class H ................. 1,434,000 1,602,657
PICC Property & Casualty Co. Ltd. , Class H ....... 639,000 1,453,391
Ping An Healthcare and Technology Co. Ltd.
(a)
..... 181,100 343,601
Ping An Insurance Group Co of China Ltd. , Class H .. 821,500 6,012,085
Pop Mart International Group Ltd.
(a)
............. 125,800 3,650,777
Postal Savings Bank of China Co. Ltd. , Class H
(a)
... 4,064,000 2,875,172
Qfin Holdings, Inc. , ADR .................... 29,236 570,979
Qunabox Group Ltd.
(b)
...................... 13,700 57,635
Quzhou Xin'an Development Co. Ltd. , Class A
(b)
.... 673,200 395,979
Radiance Holdings Group Co. Ltd.
(b)
............ 584,000 168,022
SAIC Motor Corp. Ltd. , Class A ............... 257,800 547,850
Sangfor Technologies, Inc. , Class A ............ 48,300 791,082
Sensteed Hi-tech Group , Class A
(b)
............. 1,446,200 683,401
Seres Group Co. Ltd. , Class A ................ 82,600 1,477,951
Shaanxi Coal Industry Co. Ltd. , Class A .......... 216,100 694,435
Shanghai Construction Group Co. Ltd. , Class A ..... 1,225,800 479,770
Shanghai M&G Stationery, Inc. , Class A .......... 24,900 97,694
Shanghai Pudong Development Bank Co. Ltd. , Class A 392,548 638,177
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 138,000 183,889
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 24,000 661,271
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 1,066,200 778,446
Security Shares Value
a
China (continued)
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 27,798 $ 253,252
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. ,
Class A .............................. 13,300 198,804
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 35,770 1,920,198
Sichuan Changhong Electric Co. Ltd. , Class A ..... 227,700 306,287
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b)
............................ 53,500 3,143,833
Sichuan Swellfun Co. Ltd. , Class A ............. 13,300 76,080
Simcere Pharmaceutical Group Ltd.
(a)
........... 1,169,000 2,048,769
Sino Biopharmaceutical Ltd. ................. 631,000 573,616
Sinocelltech Group Ltd. , Class A
(b)
............. 31,580 216,256
Sinosoft Co. Ltd. , Class A ................... 69,040 194,864
Sinotrans Ltd. , Class H ..................... 1,142,000 764,082
Sinotruk Hong Kong Ltd. .................... 584,500 2,033,932
Suzhou Zelgen Biopharmaceutical Co. Ltd. , Class A
(b)
33,529 523,139
TAL Education Group , ADR
(b)
................. 21,371 235,081
Tencent Holdings Ltd. ...................... 759,800 60,032,964
Tingyi Cayman Islands Holding Corp. ........... 1,132,000 1,737,565
Topsports International Holdings Ltd.
(a)
........... 1,253,000 554,976
Uni-President China Holdings Ltd. ............. 2,020,000 2,148,591
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 113,300 360,066
Vantone Neo Development Group Co. Ltd. , Class A
(b)
. 217,900 398,241
Vipshop Holdings Ltd. , ADR .................. 141,044 2,770,104
Weichai Power Co. Ltd. , Class H .............. 772,000 1,917,702
Wuliangye Yibin Co. Ltd. , Class A .............. 6,800 113,573
XD, Inc. ............................... 188,000 1,713,563
Xiamen Bank Co. Ltd. , Class A ................ 378,100 382,419
Xiamen Xiangyu Co. Ltd. , Class A .............. 406,000 472,577
XPeng, Inc. , Class A
(b)
..................... 46,300 504,578
Yixintang Pharmaceutical Group Co. Ltd. , Class A ... 97,500 179,494
Yonghui Superstores Co. Ltd. , Class A
(b)
......... 614,100 353,521
Yum China Holdings, Inc. ................... 16,800 812,265
Yutong Bus Co. Ltd. , Class A ................. 58,700 258,324
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
47,800 327,003
Zhejiang Semir Garment Co. Ltd. , Class A ........ 427,600 367,709
Zhongshan Broad Ocean Motor Co. Ltd. , Class A ... 344,800 549,924
Zhuhai Zhumian Group Co. Ltd.
(b)
.............. 162,800 160,284
ZTE Corp. , Class H
(c)
...................... 158,000 641,010
358,302,331
a
Colombia  —  0 .3%
Grupo Cibest SA ......................... 120,263 2,045,932
Interconexion Electrica SA ESP ............... 276,840 1,842,583
3,888,515
a
Czech Republic  —  0 .5%
CEZ A.S. .............................. 31,208 1,909,374
Komercni Banka A.S. ...................... 73,489 4,115,161
6,024,535
a
Egypt  —  0 .2%
Abou Kir Fertilizers & Chemical Industries ........ 648,923 626,452
Eastern Co. SAE ......................... 690,366 667,909
ElSewedy Electric Co. ..................... 214,093 343,857
Talaat Moustafa Group ..................... 524,583 792,596
2,430,814
a
Greece  —  0 .8%
Eurobank Ergasias Services and Holdings SA ..... 48,467 191,968
Hellenic Telecommunications Organization SA ..... 64,149 1,274,981
JUMBO SA ............................. 43,958 1,395,542
National Bank of Greece SA ................. 202,736 3,176,829
OPAP SA .............................. 97,573 1,994,212

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Greece (continued)
Piraeus Financial Holdings SA
(b)
............... 245,377 $ 2,014,305
10,047,837
a
Hong Kong  —  0 .4%
BOC Hong Kong Holdings Ltd. ................ 731,000 3,529,131
Guming Holdings Ltd.
(b)
..................... 412,800 1,340,838
4,869,969
a
Hungary  —  0 .3%
MOL Hungarian Oil & Gas PLC ............... 119,122 1,055,262
OTP Bank Nyrt .......................... 22,207 2,311,576
Richter Gedeon Nyrt ....................... 7,036 208,414
3,575,252
a
India  —  16 .9%
3M India Ltd. ............................ 4,043 1,577,480
ABB India Ltd. ........................... 63,859 3,701,560
ACC Ltd. .............................. 27,398 567,774
AIA Engineering Ltd. ....................... 4,008 173,256
Ajanta Pharma Ltd. ....................... 51,731 1,483,766
Authum Investment & Infrastucture Ltd. .......... 6,014 182,596
Axis Bank Ltd. ........................... 138,878 1,993,127
Bajaj Auto Ltd. ........................... 24,295 2,470,087
Bajaj Finance Ltd. ........................ 59,574 693,548
Bharat Electronics Ltd. ..................... 946,978 4,377,554
Bharat Petroleum Corp. Ltd. ................. 469,324 1,890,323
Bharti Airtel Ltd. .......................... 245,894 5,801,179
Britannia Industries Ltd. .................... 32,886 2,149,323
CG Power & Industrial Solutions Ltd. ............ 59,276 446,910
Cipla Ltd. .............................. 114,595 1,964,809
Coal India Ltd. ........................... 515,300 2,172,520
Cochin Shipyard Ltd.
(a)
..................... 54,627 1,021,361
Colgate-Palmolive India Ltd. ................. 88,866 2,157,751
Coromandel International Ltd. ................ 4,321 115,383
CRISIL Ltd. ............................. 28,140 1,394,888
Cummins India Ltd. ....................... 64,677 3,247,052
Dr Reddy's Laboratories Ltd. ................. 181,627 2,563,102
Elitecon International Ltd. ................... 57,397 55,185
Emami Ltd. ............................. 191,887 1,140,735
GAIL India Ltd. .......................... 128,221 253,396
GE Vernova T&D India Ltd. .................. 121,165 3,903,126
General Insurance Corp. of India
(a)
............. 339,091 1,469,802
Gillette India Ltd. ......................... 19,806 1,925,314
GlaxoSmithKline Pharmaceuticals Ltd. .......... 102,180 2,942,238
Glenmark Pharmaceuticals Ltd. ............... 117,784 2,567,331
Godrej Properties Ltd.
(b)
.................... 90,359 2,142,807
HCL Technologies Ltd. ..................... 204,530 3,726,864
HDFC Asset Management Co. Ltd.
(a)
............ 2,764 82,746
HDFC Bank Ltd. ......................... 910,409 10,287,674
Hero MotoCorp Ltd. ....................... 25,591 1,770,744
Hexaware Technologies Ltd. ................. 131,655 1,116,326
Hindalco Industries Ltd. .................... 301,709 2,738,888
Hindustan Aeronautics Ltd. .................. 71,117 3,621,363
Hindustan Petroleum Corp. Ltd. ............... 205,148 1,052,215
Hindustan Unilever Ltd. ..................... 24,512 676,933
Hindustan Zinc Ltd. ....................... 527,266 2,868,857
Hitachi Energy India Ltd. .................... 2,633 651,461
Housing & Urban Development Corp. Ltd. ........ 520,040 1,396,129
ICICI Bank Ltd. .......................... 640,901 9,980,327
Indian Hotels Co. Ltd. (The) .................. 102,134 852,397
Indian Oil Corp. Ltd. ....................... 744,614 1,350,487
Indian Railway Finance Corp. Ltd.
(a)
............ 779,293 1,028,149
Indian Renewable Energy Development Agency Ltd.
(b)
272,503 437,267
Info Edge India Ltd. ....................... 61,888 923,605
Infosys Ltd. ............................. 499,016 8,755,643
Security Shares Value
a
India (continued)
InterGlobe Aviation Ltd.
(a)
................... 37,393 $ 2,477,417
ITC Hotels Ltd.
(b)
......................... 559,230 1,309,273
Jindal Steel Ltd. .......................... 21,843 255,830
JSW Steel Ltd. .......................... 14,228 185,207
Kotak Mahindra Bank Ltd. ................... 52,516 1,250,733
L&T Technology Services Ltd.
(a)
............... 44,550 2,219,981
Larsen & Toubro Ltd. ...................... 99,306 4,527,332
LIC Housing Finance Ltd. ................... 107,018 659,028
Lodha Developers Ltd.
(a)
.................... 20,220 260,547
Lupin Ltd. .............................. 62,089 1,449,455
Mahindra & Mahindra Ltd. ................... 147,211 6,197,507
Marico Ltd. ............................. 108,506 871,181
Maruti Suzuki India Ltd. .................... 6,929 1,235,096
Mazagon Dock Shipbuilders Ltd. .............. 24,696 741,917
Motilal Oswal Financial Services Ltd. ............ 121,979 1,311,952
Mphasis Ltd. ............................ 17,449 550,453
Multi Commodity Exchange of India Ltd. ......... 3,971 448,942
Muthoot Finance Ltd. ...................... 15,882 666,029
National Aluminium Co. Ltd. .................. 796,691 2,323,704
NBCC India Ltd. ......................... 636,289 833,408
Nestle India Ltd. ......................... 219,141 3,092,619
Nippon Life India Asset Management Ltd.
(a)
....... 86,584 850,001
NMDC Ltd. ............................. 3,586,452 2,974,131
NTPC Green Energy Ltd.
(b)
.................. 2,226,894 2,371,319
NTPC Ltd. ............................. 669,708 2,452,228
Oil & Natural Gas Corp. Ltd. ................. 638,807 1,742,834
Oil India Ltd. ............................ 276,080 1,279,315
Page Industries Ltd. ....................... 3,718 1,596,746
Pidilite Industries Ltd. ...................... 47,610 783,374
Polycab India Ltd. ........................ 4,324 362,121
Power Finance Corp. Ltd. ................... 1,046,735 4,260,039
Power Grid Corp. of India Ltd. ................ 732,010 2,215,532
Premier Energies Ltd.
(a)
..................... 62,075 680,275
Procter & Gamble Hygiene & Health Care Ltd. ..... 5,777 825,210
REC Ltd. .............................. 668,563 2,709,496
Reliance Industries Ltd. .................... 502,248 8,835,967
SBI Life Insurance Co. Ltd.
(a)
................. 34,268 755,568
Shriram Finance Ltd. ...................... 62,283 595,258
Siemens Energy India Ltd.
(b)
................. 61,873 2,188,483
Siemens Ltd. ............................ 27,958 1,033,640
Solar Industries India Ltd. ................... 4,380 651,400
State Bank of India ........................ 66,951 734,843
Sun Pharmaceutical Industries Ltd. ............. 146,070 2,996,361
Supreme Industries Ltd. .................... 2,564 97,558
Tata Consultancy Services Ltd. ............... 243,836 8,588,813
Tata Investment Corp Ltd. ................... 270,462 2,257,782
Tata Motors Passenger Vehicles Ltd. ............ 245,448 982,578
Tata Steel Ltd. ........................... 647,896 1,220,209
Tech Mahindra Ltd. ....................... 38,869 662,091
Titan Co. Ltd. ........................... 12,236 536,117
Trent Ltd. .............................. 34,959 1,667,800
TVS Motor Co. Ltd. ....................... 44,938 1,780,081
United Spirits Ltd. ........................ 34,355 557,531
Vedanta Ltd. ............................ 131,820 777,957
Vishal Mega Mart Ltd.
(b)
..................... 1,445,076 2,200,288
WAAREE Energies Ltd. .................... 17,766 632,854
Wipro Ltd. .............................. 1,280,141 3,586,838
Zydus Lifesciences Ltd. .................... 86,228 911,470
214,085,077
a
Indonesia  —  1 .3%
Adaro Andalan Indonesia PT ................. 6,217,200 2,799,700
Alamtri Resources Indonesia Tbk PT ............ 24,849,800 2,703,625
Aneka Tambang Tbk ...................... 649,100 113,440
Bank Central Asia Tbk PT ................... 5,434,600 2,706,215

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Indonesia (continued)
Bank CIMB Niaga Tbk PT ................... 4,768,000 $ 508,358
Bank Mandiri Persero Tbk PT ................ 1,155,300 335,570
GoTo Gojek Tokopedia Tbk PT
(b)
............... 204,112,300 784,137
Hanjaya Mandala Sampoerna Tbk PT ........... 14,751,600 727,131
Pertamina Geothermal Energy PT
(a)
............ 10,643,400 742,122
Sumber Alfaria Trijaya Tbk PT ................ 7,241,800 783,587
Telkom Indonesia Persero Tbk PT ............. 3,337,400 709,443
Unilever Indonesia Tbk PT .................. 4,064,300 635,302
United Tractors Tbk PT ..................... 1,735,400 2,921,540
16,470,170
a
Kuwait  —  0 .3%
National Bank of Kuwait SAKP ................ 742,393 2,428,833
Warba Bank KSCP
(b)
...................... 1,895,295 1,796,846
4,225,679
a
Malaysia  —  0 .8%
Fraser & Neave Holdings Bhd ................ 33,700 281,343
Genting Bhd ............................ 475,400 376,573
Hong Leong Financial Group Bhd .............. 100,200 422,903
IJM Corp. Bhd ........................... 424,100 237,486
Nestle Malaysia Bhd ....................... 46,600 1,206,179
Petronas Dagangan Bhd .................... 349,800 1,679,587
Public Bank Bhd ......................... 1,361,900 1,434,346
Sime Darby Bhd ......................... 924,200 436,816
Telekom Malaysia Bhd ..................... 200,000 359,295
Westports Holdings Bhd .................... 377,900 490,478
YTL Corp. Bhd .......................... 4,580,140 2,365,808
YTL Power International Bhd ................. 1,058,320 836,414
10,127,228
a
Mexico  —  1 .6%
America Movil SAB de CV , Series B ............ 2,902,015 3,344,271
Arca Continental SAB de CV ................. 59,275 592,653
Cemex SAB de CV , ADR .................... 140,208 1,512,844
Coca-Cola Femsa SAB de CV ................ 671,332 5,877,686
Fomento Economico Mexicano SAB de CV ....... 308,556 2,959,784
Gruma SAB de CV , Class B .................. 94,935 1,655,462
Grupo Aeroportuario del Pacifico SAB de CV , Class B 63,583 1,519,759
Grupo Financiero Banorte SAB de CV , Class O .... 216,088 2,079,999
Grupo Mexico SAB de CV , Series B ............ 99,075 860,119
Wal-Mart de Mexico SAB de CV ............... 139,682 467,947
20,870,524
a
Philippines  —  0 .4%
Bank of the Philippine Islands ................ 633,498 1,258,462
DMCI Holdings, Inc. ....................... 2,868,600 513,604
International Container Terminal Services, Inc. ..... 220,410 2,040,326
Manila Electric Co. ........................ 174,700 1,762,044
5,574,436
a
Poland  —  1 .1%
Asseco Poland SA ........................ 40,902 2,182,058
Bank Handlowy w Warszawie SA .............. 2,488 70,499
Bank Polska Kasa Opieki SA ................. 8,196 449,698
Budimex SA ............................ 14,526 2,488,259
CCC SA
(b) (c)
............................. 33,883 1,254,022
LPP SA ............................... 501 2,335,482
mBank SA
(b)
............................ 4,998 1,399,609
Orange Polska SA ........................ 516,025 1,362,533
Powszechna Kasa Oszczednosci Bank Polski SA ... 4,830 102,412
Tauron Polska Energia SA
(b)
.................. 953,155 2,476,914
14,121,486
a
Security Shares Value
a
Qatar  —  0 .4%
Industries Qatar QSC ...................... 70,597 $ 235,330
Mesaieed Petrochemical Holding Co. ........... 2,087,269 672,531
Ooredoo QPSC .......................... 1,111,966 3,893,356
Qatar National Bank QPSC .................. 93,832 465,955
5,267,172
a
Russia  —  0 .0%
PhosAgro PJSC
(b) (d)
....................... 986 10
T-Tekhnologii MKPAO , GDR
(b) (d) (e)
.............. 135,475 18
United Co. RUSAL International PJSC
(b) (d)
........ 3,441,260 443
471
a
Saudi Arabia  —  2 .1%
Al Rajhi Bank ........................... 88,823 2,271,917
Alinma Bank ............................ 138,184 892,550
Arab National Bank ....................... 148,551 878,538
Arabian Internet & Communications Services Co. ... 17,614 1,055,492
Astra Industrial Group Co. ................... 35,332 1,280,998
Banque Saudi Fransi ...................... 145,901 639,623
Dar Al Arkan Real Estate Development Co.
(b)
...... 51,023 213,162
Elm Co. ............................... 15,873 3,243,519
Etihad Etisalat Co. ........................ 105,796 1,773,702
Nahdi Medical Co. ........................ 109,682 2,905,976
Riyad Bank ............................. 75,898 522,065
Riyadh Cables Group Co. ................... 23,548 769,435
SABIC Agri-Nutrients Co. ................... 67,050 2,084,482
SAL Saudi Logistics Services ................. 77,708 3,521,617
Saudi Arabian Oil Co.
(a)
..................... 84,363 554,074
Saudi Aramco Base Oil Co. .................. 60,097 1,379,618
Saudi Electricity Co. ....................... 162,801 612,641
Saudi Telecom Co. ........................ 123,894 1,410,007
26,009,416
a
South Africa  —  2 .6%
Anglogold Ashanti PLC ..................... 22,135 1,887,293
Bid Corp. Ltd. ........................... 26,044 621,738
Bidvest Group Ltd. ........................ 56,217 754,716
Clicks Group Ltd. ......................... 67,194 1,366,450
Exxaro Resources Ltd. ..................... 415,435 4,216,976
FirstRand Ltd. ........................... 33,574 160,220
Gold Fields Ltd. .......................... 43,463 1,837,679
Harmony Gold Mining Co. Ltd. ................ 60,994 1,192,238
Mr Price Group Ltd. ....................... 72,982 896,551
MTN Group Ltd. .......................... 396,417 3,663,936
Naspers Ltd. , Class N ...................... 86,068 5,384,450
Nedbank Group Ltd. ....................... 90,189 1,347,518
NEPI Rockcastle N.V.
(b)
..................... 305,121 2,613,934
Sasol Ltd.
(b)
............................. 113,542 741,097
Shoprite Holdings Ltd. ..................... 4,817 77,293
Standard Bank Group Ltd. ................... 120,611 1,864,502
Valterra Platinum Ltd. ...................... 14,315 994,115
Woolworths Holdings Ltd. ................... 926,272 3,059,018
32,679,724
a
South Korea  —  12 .9%
Alteogen, Inc.
(b)
.......................... 1,069 388,716
APR Corp.
(b) (c)
........................... 7,816 1,357,895
CJ Corp. .............................. 17,499 2,096,308
CJ Logistics Corp. ........................ 4,896 304,740
Coway Co. Ltd. .......................... 40,359 2,366,713
DB Insurance Co. Ltd. ..................... 24,627 2,091,575
Doosan Bobcat, Inc.
(b)
...................... 43,359 1,632,861
E-MART, Inc. ............................ 17,269 919,901
Hana Financial Group, Inc. .................. 90,630 5,766,328
Hankook Tire & Technology Co. Ltd. ............ 62,584 2,619,100

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
Hanmi Pharm Co. Ltd. ..................... 4,368 $ 1,357,100
Hanmi Science Co. Ltd.
(b)
................... 58,520 1,548,510
Hanmi Semiconductor Co. Ltd. ................ 12,705 1,072,577
Hanwha Aerospace Co. Ltd. ................. 4,093 2,375,933
HD Hyundai Co. Ltd. ...................... 4,852 649,970
HD Hyundai Electric Co. Ltd. ................. 3,781 2,003,048
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 924 337,138
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 4,390 1,226,284
Hyosung Heavy Industries Corp. .............. 1,493 1,940,508
Hyundai Glovis Co. Ltd. .................... 15,682 1,756,790
Hyundai Marine & Fire Insurance Co. Ltd.
(b)
....... 26,920 551,369
Hyundai Mobis Co. Ltd. ..................... 15,592 3,287,789
Hyundai Motor Co. ........................ 37,403 6,661,343
Hyundai Rotem Co. Ltd. .................... 9,898 1,185,345
KB Financial Group, Inc. .................... 68,450 5,839,111
KCC Corp. ............................. 12,377 3,520,607
Kia Corp. .............................. 67,993 5,283,021
Korea Gas Corp. ......................... 6,828 192,974
Korea Investment Holdings Co. Ltd. ............ 17,337 1,895,542
Krafton, Inc.
(b)
........................... 5,746 1,009,120
KT&G Corp. ............................ 23,681 2,342,900
Kumho Petrochemical Co. Ltd. ................ 2,912 232,004
LG CNS Co. Ltd. ......................... 27,558 1,089,701
LG Electronics, Inc. ....................... 15,559 907,998
LG Innotek Co. Ltd. ....................... 2,955 477,972
LG Uplus Corp. .......................... 101,808 1,042,552
LIG Nex1 Co. Ltd. ........................ 497 129,868
LS Corp. .............................. 7,449 909,520
LS Electric Co. Ltd. ....................... 3,917 1,229,569
Meritz Financial Group, Inc. .................. 5,158 382,025
Mirae Asset Securities Co. Ltd.
(c)
.............. 172,114 2,565,404
NAVER Corp. ........................... 10,301 1,715,213
Orion Corp. ............................. 11,633 836,637
POSCO Holdings, Inc. ..................... 4,718 995,623
S-1 Corp. .............................. 4,050 206,998
Samsung Biologics Co. Ltd.
(a) (b)
............... 1,382 1,514,833
Samsung C&T Corp. ...................... 16,753 2,572,575
Samsung Card Co. Ltd. .................... 27,063 1,010,273
Samsung Electro-Mechanics Co. Ltd. ........... 11,490 1,969,848
Samsung Electronics Co. Ltd. ................ 649,884 44,635,884
Samsung Episholdings Co. Ltd.
(b)
.............. 743 216,739
Samsung Fire & Marine Insurance Co. Ltd. ....... 8,324 2,725,330
Samsung Life Insurance Co. Ltd. .............. 21,312 2,222,589
Samsung SDS Co. Ltd. ..................... 5,385 618,192
Samsung Securities Co. Ltd. ................. 31,250 1,678,894
Samyang Foods Co. Ltd. .................... 780 767,662
Shinhan Financial Group Co. Ltd. .............. 76,697 4,099,604
SK Biopharmaceuticals Co. Ltd.
(b)
.............. 3,373 321,687
SK hynix, Inc. ........................... 51,461 18,640,163
SK Square Co. Ltd.
(b) (c)
..................... 1,566 319,760
SK Telecom Co. Ltd. ....................... 49,739 1,814,233
SK, Inc. ............................... 3,864 699,348
Woori Financial Group, Inc. .................. 8,199 148,531
164,278,345
a
Taiwan  —  20 .0%
Accton Technology Corp. ................... 122,000 3,996,934
Acer, Inc. .............................. 701,000 609,665
Advantech Co. Ltd. ....................... 88,291 812,029
ASE Technology Holding Co. Ltd. .............. 409,000 3,000,092
Asia Vital Components Co. Ltd. ............... 50,000 2,201,194
Asustek Computer, Inc. ..................... 93,000 1,784,745
AUO Corp.
(b)
............................ 2,571,800 953,127
Cathay Financial Holding Co. Ltd. .............. 1,513,000 3,097,528
Chicony Electronics Co. Ltd. ................. 383,000 1,466,486
Security Shares Value
a
Taiwan (continued)
China Airlines Ltd. ........................ 267,000 $ 163,609
Chroma ATE, Inc. ......................... 58,000 1,517,851
Chunghwa Telecom Co. Ltd. ................. 188,000 782,730
Compal Electronics, Inc. .................... 445,000 417,098
CTBC Financial Holding Co. Ltd. .............. 3,175,000 4,399,048
Delta Electronics, Inc. ...................... 278,000 8,287,308
Far EasTone Telecommunications Co. Ltd. ........ 293,000 822,908
First Financial Holding Co. Ltd. ................ 118,850 104,601
Fortune Electric Co. Ltd. .................... 51,330 1,148,834
Fubon Financial Holding Co. Ltd. .............. 1,876,920 5,543,642
Global Unichip Corp. ...................... 55,000 3,984,555
Hon Hai Precision Industry Co. Ltd. ............. 1,350,000 9,728,011
Inventec Corp. ........................... 449,000 625,270
King Slide Works Co. Ltd. ................... 25,000 3,049,402
Largan Precision Co. Ltd. ................... 3,000 211,356
Lite-On Technology Corp. ................... 701,718 3,565,382
MediaTek, Inc. ........................... 251,000 11,185,295
Mega Financial Holding Co. Ltd. ............... 679,688 869,081
Nien Made Enterprise Co. Ltd. ................ 11,000 130,812
Novatek Microelectronics Corp. ............... 378,000 4,698,524
Pou Chen Corp. .......................... 682,000 666,213
Powertech Technology, Inc. .................. 27,000 135,466
President Chain Store Corp. ................. 175,000 1,337,156
Quanta Computer, Inc. ..................... 331,000 2,983,536
Realtek Semiconductor Corp. ................ 237,000 3,943,954
Shanghai Commercial & Savings Bank Ltd. (The) ... 912,000 1,137,098
Silicon Motion Technology Corp. , ADR ........... 12,599 1,120,807
SinoPac Financial Holdings Co. Ltd. ............ 2,466,270 2,119,700
Synnex Technology International Corp. .......... 928,000 1,861,417
Taiwan Cooperative Financial Holding Co. Ltd. ..... 5,998,799 4,561,467
Taiwan Mobile Co. Ltd. ..................... 100,000 344,347
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 2,935,000 135,322,231
TS Financial Holding Co. Ltd. ................. 2,991,000 1,721,411
Uni-President Enterprises Corp. ............... 1,397,000 3,408,803
United Integrated Services Co. Ltd. ............. 55,000 1,405,956
United Microelectronics Corp. ................ 1,523,000 2,236,149
Voltronic Power Technology Corp. .............. 35,000 1,298,486
Wistron Corp. ........................... 360,000 1,664,153
Wiwynn Corp. ........................... 13,000 1,899,424
Yuanta Financial Holding Co. Ltd. .............. 4,535,981 5,223,890
253,548,781
a
Thailand  —  0 .8%
Advanced Info Service PCL , NVDR ............. 167,100 1,597,173
Bumrungrad Hospital PCL , NVDR ............. 177,700 937,521
Central Retail Corp. PCL , NVDR
(c)
............. 202,100 125,387
Delta Electronics Thailand PCL , NVDR .......... 86,600 545,283
Krung Thai Bank PCL , NVDR ................ 3,010,200 2,575,007
PTT Exploration & Production PCL , NVDR
(c)
....... 682,200 2,258,803
PTT PCL , NVDR ......................... 762,100 728,555
Thai Union Group PCL , NVDR ................ 2,029,100 821,052
TIDLOR Holdings PCL , NVDR ................ 829,600 493,754
TMBThanachart Bank PCL , NVDR ............. 3,399,600 204,108
10,286,643
a
Turkey  —  0 .8%
Akbank TAS ............................ 832,513 1,270,119
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 4,428,056 1,646,536
BIM Birlesik Magazalar A.S. .................. 40,445 511,438
Ford Otomotiv Sanayi A.S. .................. 234,240 521,782
KOC Holding A.S. ........................ 372,537 1,478,440
Tofas Turk Otomobil Fabrikasi A.S. ............. 67,510 365,577
Turk Traktor ve Ziraat Makineleri A.S. ........... 13,247 159,666
Turkcell Iletisim Hizmetleri A.S. ................ 483,669 1,066,589
Turkiye Garanti Bankasi A.S.
(c)
................ 598,851 1,960,420

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Turkey (continued)
Yapi ve Kredi Bankasi A.S.
(b)
................. 1,156,199 $ 961,605
9,942,172
a
United Arab Emirates  —  2 .2%
Abu Dhabi Islamic Bank PJSC ................ 944,836 5,121,159
Abu Dhabi National Oil Co. for Distribution PJSC ... 2,101,370 2,202,724
Aldar Properties PJSC ..................... 607,558 1,348,850
Emaar Development PJSC .................. 1,552,375 6,215,235
Emaar Properties PJSC .................... 928,711 3,364,846
Emirates Integrated Telecommunications Co. PJSC .. 1,229,921 3,181,249
Emirates NBD Bank PJSC ................... 588,736 3,911,175
Emirates Telecommunications Group Co. PJSC .... 306,704 1,503,103
First Abu Dhabi Bank PJSC .................. 355,975 1,535,364
28,383,705
a
Total Common Stocks — 98.3%
(Cost: $ 963,346,689 ) ................................ 1,248,542,600
a
Preferred Stocks
Brazil  —  0 .9%
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 1,406,390 3,022,058
Gerdau SA , Preference Shares , NVS ........... 1,394,098 5,006,671
Itau Unibanco Holding SA , Preference Shares , NVS . 327,364 2,552,505
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 200,568 1,191,117
11,772,351
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B , Preference Shares 131,471 596,321
a
India  —  0 .0%
TVS Motor Co. Ltd. , Preference Shares , NVS
(b)
..... 144,200 16,121
a
South Korea  —  0 .4%
Doosan Co. Ltd. , Preference Shares , NVS
(c)
....... 4,540 1,657,989
Doosan Co. Ltd. , Preference Shares , NVS ........ 2,115 671,783
Hanwha Corp. , Preference Shares , NVS ......... 46,102 1,129,278
Security Shares Value
a
South Korea (continued)
Samsung C&T Corp. , Preference Shares , NVS ..... 3,406 $ 332,423
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 35,541 1,817,675
5,609,148
a
Total Preferred Stocks — 1.4%
(Cost: $ 14,823,168 ) ................................. 17,993,941
a
Total Long-Term Investments — 99.7%
(Cost: $ 978,169,857 ) ................................ 1,266,536,541
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(f) (g) (h)
...................... 13,795,720 13,802,618
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(f) (g)
............................. 7,834,324 7,834,324
a
Total Short-Term Securities — 1.7%
(Cost: $ 21,635,165 ) ................................. 21,636,942
Total Investments —  101.4%
(Cost: $ 999,805,022 ) ................................ 1,288,173,483
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (17,747,130)
Net Assets — 100.0% ................................. $ 1,270,426,353
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 14,749,532  $ —  $ (945,545)
(a)
$ (1,370) $ 1  $ 13,802,618  13,795,720  $ 132,736
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,020,000  5,814,324
(a)
—  —  —  7,834,324  7,834,324  52,905  —
$ (1,370) $ 1
$ 21,636,942
$ 185,641  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 55 12/19/25 $ 3,788 $ 2,889
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 152,454,751  $ 1,096,087,378  $ 471  $ 1,248,542,600
Preferred Stocks ......................................... 12,368,672  5,625,269  —  17,993,941
Short-Term Securities
Money Market Funds ...................................... 21,636,942  —  —  21,636,942
$ 186,460,365  $ 1,101,712,647  $ 471  $ 1,288,173,483
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,889  $ —  $ —  $ 2,889
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company